THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2026
(Unaudited)

SCHEDULE OF INVESTMENTS

COMMON STOCK — 98.5%

	Shares	Value
Consumer Discretionary — 10.6%
Darden Restaurants	327,841	$64,269,950
Dick's Sporting Goods	254,704	50,505,256
Home Depot	155,689	51,204,555
Penske Automotive Group	49,068	7,336,647
		173,316,408
Consumer Staples — 9.8%
Philip Morris International	288,878	47,763,088
Procter & Gamble	408,423	58,992,618
Unilever ADR	933,881	53,203,201
		159,958,907
Energy — 11.0%
ConocoPhillips	577,555	76,237,260
Enterprise Products Partners (A)	2,165,203	81,931,281
SLB	416,848	21,421,819
		179,590,360
Financials — 16.9%
Ares Management, Cl A	365,209	39,844,302
CME Group, Cl A	277,361	81,918,571
Morgan Stanley	493,766	81,259,071
Old Republic International	1,832,747	73,126,605
		276,148,549
Health Care — 11.4%
AbbVie	323,980	70,462,410
CVS Health	637,135	45,759,036
Johnson & Johnson	286,017	69,913,996
		186,135,442
Industrials — 14.8%
Cummins	164,169	88,326,206
Paychex	437,060	40,261,967
Snap-on	180,174	65,442,800
Watsco	131,328	47,775,813
		241,806,786

THE ADVISORS’ INNER CIRCLE FUND	HAMLIN HIGH DIVIDEND
EQUITY FUND
MARCH 31, 2026
(Unaudited)

COMMON STOCK — continued

	Shares	Value

Information Technology — 7.1%
Broadcom	237,865	$73,621,596
Texas Instruments	214,071	41,559,744
		115,181,340
Real Estate — 10.3%
Lamar Advertising, Cl A ‡	533,504	67,573,617
Ryman Hospitality Properties ‡	397,373	36,665,607
Simon Property Group ‡	347,150	64,753,889
		168,993,113
Utilities — 6.6%
Public Service Enterprise Group	877,020	70,994,769
UGI	1,016,497	37,020,821
		108,015,590

TOTAL COMMON STOCK
(Cost $1,101,647,213)		1,609,146,495

SHORT-TERM INVESTMENT(B) — 1.4%

First American Government Obligations Fund, Class X, 3.580%
(Cost $23,036,981)	23,036,981	23,036,981

TOTAL INVESTMENTS— 99.9%
(Cost $1,124,684,194)		$1,632,183,476

Percentages are based on Net Assets of $1,634,105,052.

‡	Real Estate Investment Trust
(A)	Securities considered Master Limited Partnership. At March 31, 2026, these securities amounted to $81,931,282 or 5.0% of net assets.
(B)	The reporting rate is the 7-day effective yield as of March 31, 2026.

ADR — American Depositary Receipt

Cl — Class

HCM-QH-001-2800

2